Provision for environmental rehabilitation (Details Narrative) - Provision for decommissioning, restoration and rehabilitation costs [member] - USD ($)	1 Months Ended
	Aug. 31, 2025	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Mineral Ridge settle amount		$ 14,783,848
Mineral Ridge environmental rehabilitation discharged	$ 14,111,226
Goldwedge undiscounted cash flows required to settle the provisions for environmental rehabilitation		$ 890,126	$ 890,126
Weighted average discount rate		4.40%	4.40%
Average inflation rate		2.00%	2.00%